Investment Securities (Tables)	6 Months Ended
Jun. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Available for Sale Debt Securities

The tables below show the amortized cost and fair value, by type, of the Bank’s available for sale debt securities as of June 30, 2024 and December 31, 2023:

	June 30, 2024
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
Available for sale:
U.S. government sponsored agencies	$149,282	$127	$11,424	$137,985
Mortgage-backed securities: residential	83,283	1	7,855	75,429
Corporate bonds	37,425	—	1,686	35,739
Small Business Administration	43	—	—	43
Total available for sale	$270,033	$128	$20,965	$249,196

	December 31, 2023
Available for sale:
U.S. government sponsored agencies	$146,112	$175	$10,760	$135,527
Mortgage-backed securities: residential	85,902	52	7,159	78,795
Corporate bonds	37,298	—	1,787	35,511
Small Business Administration	66	—	1	65
Total available for sale	$269,378	$227	$19,707	$249,898

Schedule of Available for Sale Debt Securities in a Continuous Unrealized Loss Position

A summary of securities with gross unrealized losses at June 30, 2024 and December 31, 2023 aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	June 30, 2024
	Less Than 12 Months		12 Months or More
		Gross		Gross	Total
	Fair	Unrealized	Fair	Unrealized	Unrealized
	Value	Losses	Value	Losses	Losses
Available for sale:
U.S. government sponsored agencies	$—	$—	$131,529	$11,424	$11,424
Mortgage-backed securities and small business administration	13,231	48	62,131	7,807	7,855
Corporate bonds	—	—	35,739	1,686	1,686
Total available for sale	$13,231	$48	$229,399	$20,917	$20,965

	December 31, 2023
Available for sale:
U.S. government sponsored agencies	$5,491	$9	$126,532	$10,751	$10,760
Mortgage-backed securities and small business administration	10,241	98	64,263	7,062	7,160
Corporate bonds	2,507	88	33,004	1,699	1,787
Total available for sale	$18,239	$195	$223,799	$19,512	$19,707

Schedule of Amortized Cost Estimated Fair Value and Weighted Average Yields for Available for Sale Debt Securities

The amortized cost and estimated fair value by maturity or next repricing date of investment securities at June 30, 2024 are shown in the following table. Fixed rate securities are classified according to their contractual maturities without consideration of principal amortization, potential prepayments or call options. Accordingly, actual maturities may differ from contractual maturities.

	Amortized	Fair
	Cost	Value
Within one year or less	$18,240	$17,347
One through five years	128,626	121,178
After five through ten years	88,997	81,772
Over ten years	34,170	28,899
Total	$270,033	$249,196